Fair Value [Text Block] (Tables)	12 Months Ended
Mar. 31, 2016
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value by Level on Recurring Basis [Table Text Block]

At March 31, 2015	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,812,037	¥9,513,664	¥860,418	¥30,186,119
Debt securities
Japanese national government and Japanese government agency bonds	3,801,877	235,175	—	4,037,052
Japanese prefectural and municipal bonds	—	141,390	—	141,390
Foreign governments and official institutions bonds	14,674,376	1,661,959	66,197	16,402,532
Corporate bonds	—	3,944,861	96,918	4,041,779
Residential mortgage-backed securities	—	1,679,135	38,730	1,717,865
Asset-backed securities	—	233,147	586,635	819,782
Other debt securities	—	13,369	37,812	51,181
Commercial paper	—	1,194,922	—	1,194,922
Equity securities(2)	1,335,784	409,706	34,126	1,779,616
Trading derivative assets	151,217	16,446,522	121,045	16,718,784
Interest rate contracts	50,492	11,342,398	42,373	11,435,263
Foreign exchange contracts	3,317	4,850,363	12,884	4,866,564
Equity contracts	97,408	101,212	51,830	250,450
Commodity contracts	—	82,464	13,819	96,283
Credit derivatives	—	70,085	139	70,224
Investment securities:
Available-for-sale securities	39,455,720	7,632,847	401,837	47,490,404
Debt securities
Japanese national government and Japanese government agency bonds	32,214,231	3,191,401	—	35,405,632
Japanese prefectural and municipal bonds	—	194,415	—	194,415
Foreign governments and official institutions bonds	1,126,729	526,126	29,649	1,682,504
Corporate bonds	—	1,236,340	19,284	1,255,624
Residential mortgage-backed securities	—	931,635	93	931,728
Commercial mortgage-backed securities	—	203,797	3,785	207,582
Asset-backed securities	—	1,079,317	166,723	1,246,040
Other debt securities	—	—	182,303	182,303
Marketable equity securities	6,114,760	269,816	—	6,384,576
Other investment securities	—	—	22,537	22,537
Others(3)(4)	327,360	14,036	4,540	345,936

Total	¥59,746,334	¥33,607,069	¥1,410,377	¥94,763,780

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥82,743	¥15,720	¥—	¥98,463
Trading derivative liabilities	154,767	16,694,360	81,795	16,930,922
Interest rate contracts	42,790	11,284,872	13,299	11,340,961
Foreign exchange contracts	2,930	5,168,200	4,483	5,175,613
Equity contracts	109,047	90,285	45,924	245,256
Commodity contracts	—	82,718	14,752	97,470
Credit derivatives	—	68,285	3,337	71,622
Obligation to return securities received as collateral	2,476,588	174,563	—	2,651,151
Others(5)	—	711,055	36,293	747,348

Total	¥2,714,098	¥17,595,698	¥118,088	¥20,427,884

At March 31, 2016	Level 1	Level 2	Level 3	Fair Value
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥19,191,424	¥9,242,800	¥891,403	¥29,325,627
Debt securities
Japanese national government and Japanese government agency bonds	1,292,815	276,643	—	1,569,458
Japanese prefectural and municipal bonds	—	130,467	2,467	132,934
Foreign governments and official institutions bonds	16,959,757	1,081,655	57,470	18,098,882
Corporate bonds	—	3,618,649	98,236	3,716,885
Residential mortgage-backed securities	—	3,163,571	23,540	3,187,111
Asset-backed securities	—	127,180	630,247	757,427
Other debt securities	—	6,515	35,944	42,459
Commercial paper	—	502,417	—	502,417
Equity securities(2)	938,852	335,703	43,499	1,318,054
Trading derivative assets	100,689	21,282,170	116,913	21,499,772
Interest rate contracts	17,567	16,414,291	50,185	16,482,043
Foreign exchange contracts	13,148	4,678,409	4,349	4,695,906
Equity contracts	69,974	67,179	46,337	183,490
Commodity contracts	—	61,196	15,787	76,983
Credit derivatives	—	61,095	255	61,350
Investment securities:
Available-for-sale securities	32,836,477	8,014,480	375,274	41,226,231
Debt securities
Japanese national government and Japanese government agency bonds	26,241,677	2,886,164	—	29,127,841
Japanese prefectural and municipal bonds	—	454,998	—	454,998
Foreign governments and official institutions bonds	1,247,768	805,359	20,941	2,074,068
Corporate bonds	—	999,685	23,595	1,023,280
Residential mortgage-backed securities	—	886,737	15	886,752
Commercial mortgage-backed securities	—	186,365	3,764	190,129
Asset-backed securities	—	1,508,501	158,281	1,666,782
Other debt securities	—	14,107	168,678	182,785
Marketable equity securities	5,347,032	272,564	—	5,619,596
Other investment securities	—	—	24,689	24,689
Others(3)(4)	388,577	12,095	4,629	405,301

Total	¥52,517,167	¥38,551,545	¥1,412,908	¥92,481,620

Liabilities
Trading account liabilities:
Trading securities sold, not yet purchased	¥71,995	¥5,462	¥—	¥77,457
Trading derivative liabilities	110,601	20,751,295	85,659	20,947,555
Interest rate contracts	8,969	16,254,674	11,972	16,275,615
Foreign exchange contracts	6,210	4,325,227	3,114	4,334,551
Equity contracts	95,422	62,688	54,252	212,362
Commodity contracts	—	55,301	16,132	71,433
Credit derivatives	—	53,405	189	53,594
Obligation to return securities received as collateral	1,840,584	78,482	—	1,919,066
Others(5)	—	502,439	(9,821)	492,618

Total	¥2,023,180	¥21,337,678	¥75,838	¥23,436,696

Notes:

(1)	Includes securities measured under the fair value option.
(2)	Includes investments valued at net asset value of ¥27,266 million and ¥11,938 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments at March 31, 2015 and 2016 were ¥7,206 million and ¥18,027 million, respectively. These investments were mainly in private equity funds.
(3)	Mainly comprises securities received as collateral that may be sold or repledged under securities lending transactions, money in trust for segregating cash deposited by customers on security transactions and derivative assets designated as hedging instruments.
(4)	Includes investments valued at net asset value of real estate funds, hedge funds and private equity funds, whose fair values at March 31, 2015 were ¥1,740 million, nil and ¥1,883 million, respectively, and those at March 31, 2016 were ¥1,905 million, nil and ¥1,878 million, respectively. The amounts of unfunded commitments related to these real estate funds, hedge funds and private equity funds at March 31, 2015 were nil, nil and ¥1,790 million, respectively, and those at March 31, 2016 were nil, nil and ¥104 million, respectively.
(5)	Includes other short-term borrowings, long-term debt, bifurcated embedded derivatives carried at fair value and derivative liabilities designated as hedging instruments.

Transfers between Level 1 and Level 2 [Table Text Block]

	2015		2016
	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)	Transfers out of Level 1 into Level 2(1)	Transfers out of Level 2 into Level 1(1)
	(in millions)
Assets
Trading account assets:
Trading securities
Debt securities
Foreign governments and official institutions bonds	¥—	¥—	¥—	¥26,388
Equity securities	—	3,605	—	—
Investment securities:
Available-for-sale securities
Debt securities
Japanese national government and Japanese government agency bonds	1,694,554	—	—	—
Marketable equity securities	9,528	9,705	26,889	10,253
Liabilities
Obligation to return securities received as collateral	106,197	—	—	—

Note:

(1)	The transfers between level 1 and 2 occurred during the first-half of the fiscal year are assumed to have occurred at the beginning of the first-half year, and the transfers occurred during the second-half of the fiscal year are assumed to have occurred at the beginning of the second-half year.

Reconciliation of Assets and Liabilities Measured at Fair Value on Recurring Basis Using Level 3 Inputs [Table Text Block]

	March 31, 2014	Total gains (losses) for the period			Purchases	Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2015	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2015
		Included in earnings		Included in other comprehensive income
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥658,917	¥113,247	(2)	¥—	¥765,670	¥—	¥(461,312)	¥(169,549)	¥97,159		¥(143,714)		¥860,418	¥94,456	(2)
Debt securities
Foreign governments and official institutions bonds	15,450	12,980		—	119,117	—	(62,758)	(69,405)	51,849		(1,036)		66,197	9,331
Corporate bonds	132,518	5,810		—	66,604	—	(3,207)	(8,252)	45,300	(6)	(141,855	)(6)	96,918	4,653
Residential mortgage-backed securities	11,601	7,855		—	216,367	—	(188,947)	(7,323)	—		(823)		38,730	5,785
Asset-backed securities	439,664	79,961		—	349,105	—	(197,526)	(84,569)	—		—		586,635	69,443
Other debt securities	32,565	5,247		—	—	—	—	—	—		—		37,812	5,247
Equity securities	27,119	1,394		—	14,477	—	(8,874)	—	10		—		34,126	(3)
Trading derivatives—net	8,864	29,689	(2)	662	5,745	(3,929)	—	(3,851)	9,026		(6,956)		39,250	24,869	(2)
Interest rate contracts—net	13,676	17,473		344	37	(23)	—	(349)	2,780		(4,864)		29,074	7,124
Foreign exchange contracts—net	(7,038)	10,164		159	4,358	(2,009)	—	(984)	6,246		(2,495)		8,401	14,964
Equity contracts—net	4,195	4,924		274	449	(449)	—	(3,487)	—		—		5,906	4,700
Commodity contracts—net	(622)	(484)		84	901	(1,448)	—	233	—		403		(933)	1,356
Credit derivatives—net	(1,347)	(2,388)		(199)	—	—	—	736	—		—		(3,198)	(3,275)
Investment securities:
Available-for-sale securities	544,688	(2,958	)(3)	50,268	272,001	—	(23,691)	(294,201)	1,969		(146,239)		401,837	(2,946	)(3)
Debt securities
Foreign governments and official institutions bonds	151,647	—		5,469	1,942	—	—	(2,241)	—		(127,168)		29,649	—
Corporate bonds	75,849	(551)		(312)	9,231	—	(6,053)	(41,778)	1,969	(6)	(19,071	)(6)	19,284	(2,966)
Residential mortgage-backed securities	19,258	11		192	—	—	(17,638)	(1,730)	—		—		93	—
Commercial mortgage-backed securities	3,112	—		747	—	—	—	(74)	—		—		3,785	—
Asset-backed securities	109,876	(2,418)		20,328	242,349	—	—	(203,412)	—		—		166,723	20
Other debt securities	184,946	—		23,844	18,479	—	—	(44,966)	—		—		182,303	—
Other investment securities	26,201	9,826	(4)	—	2,298	—	(15,788)	—	—		—		22,537	620	(4)
Others	5,598	1,761	(4)	—	485	—	(2,999)	(305)	—		—		4,540	756	(4)

Total	¥1,244,268	¥151,565		¥50,930	¥1,046,199	¥(3,929)	¥(503,790)	¥(467,906)	¥108,154		¥(296,909)		¥1,328,582	¥117,755

Liabilities
Obligation to return securities received as collateral	¥—	¥—		¥—	¥305	¥—	¥—	¥(305)	¥—		¥—		¥—	¥—
Others	92,867	(48,852	)(4)	(3,456)	—	554	—	(41,834)	8,423		(76,025)		36,293	(13,945	)(4)

Total	¥92,867	¥(48,852)		¥(3,456)	¥305	¥554	¥—	¥(42,139)	¥8,423		¥(76,025)		¥36,293	¥(13,945)

	March 31, 2015	Total gains (losses) for the period				Issues	Sales	Settlements	Transfers into Level 3(5)		Transfers out of Level 3(5)		March 31, 2016	Change in unrealized gains (losses) included in earnings for assets and liabilities still held at March 31, 2016
		Included in earnings		Included in other comprehensive income	Purchases
	(in millions)
Assets
Trading account assets:
Trading securities(1)	¥860,418	¥(51,288	)(2)	¥—	¥371,844	¥—	¥(162,978)	¥(142,706)	¥53,054		¥(36,941)		¥891,403	¥(57,021	)(2)
Debt securities
Japanese prefectural and municipal bonds	—	251		—	11,945	—	(9,729)	—	—		—		2,467	78
Foreign governments and official institutions bonds	66,197	(4,236)		—	68,443	—	(19,550)	(53,384)	—		—		57,470	(4,275)
Corporate bonds	96,918	(3,561)		—	56,964	—	(51,705)	(16,484)	53,045	(6)	(36,941	)(6)	98,236	(3,028)
Residential mortgage-backed securities	38,730	(1,441)		—	—	—	—	(13,749)	—		—		23,540	(1,585)
Asset-backed securities	586,635	(42,607)		—	223,130	—	(79,339)	(57,572)	—		—		630,247	(46,335)
Other debt securities	37,812	(1,868)		—	—	—	—	—	—		—		35,944	(1,868)
Equity securities	34,126	2,174		—	11,362	—	(2,655)	(1,517)	9		—		43,499	(8)
Trading derivatives—net	39,250	(6,586	)(2)	(214)	4,099	(3,460)	—	1,948	4,684		(8,467)		31,254	5,755	(2)
Interest rate contracts—net	29,074	7,912		(115)	7	—	—	4,687	515		(3,867)		38,213	13,667
Foreign exchange contracts—net	8,401	(2,404)		(107)	3,024	(2,941)	—	(3,712)	4,101		(5,127)		1,235	(3,322)
Equity contracts—net	5,906	(12,227)		(12)	172	(172)	—	(1,582)	—		—		(7,915)	(5,323)
Commodity contracts—net	(933)	52		(12)	896	(347)	—	(1)	—		—		(345)	860
Credit derivatives—net	(3,198)	81		32	—	—	—	2,556	68		527		66	(127)
Investment securities:
Available-for-sale securities	401,837	(9,124	)(3)	66	331,478	—	(802)	(351,358)	6,187		(3,010)		375,274	229	(3)
Debt securities
Foreign governments and official institutions bonds	29,649	—		121	2,151	—	—	(10,980)	—		—		20,941	—
Corporate bonds	19,284	1,156		(258)	1,150	—	(366)	(2,015)	6,187	(6)	(1,543	)(6)	23,595	236
Residential mortgage-backed securities	93	—		—	—	—	—	(78)	—		—		15	—
Commercial mortgage-backed securities	3,785	—		219	—	—	—	(240)	—		—		3,764	—
Asset-backed securities	166,723	(10,280)		30	312,497	—	—	(310,689)	—		—		158,281	(7)
Other debt securities	182,303	—		(46)	15,680	—	(436)	(27,356)	—		(1,467)		168,678	—
Other investment securities	22,537	984	(4)	—	3,323	—	(2,155)	—	—		—		24,689	(270	)(4)
Others	4,540	730	(4)	—	190	—	(831)	—	—		—		4,629	345	(4)

Total	¥1,328,582	¥(65,284)		¥(148)	¥710,934	¥(3,460)	¥(166,766)	¥(492,116)	¥63,925		¥(48,418)		¥1,327,249	¥(50,962)

Liabilities
Others	¥36,293	¥35,111	(4)	¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989	(4)

Total	¥36,293	¥35,111		¥1,314	¥(2,271)	¥13,282	¥—	¥(21,660)	¥7,782		¥(6,822)		¥(9,821)	¥7,989

Notes:

(1)	Includes Trading securities measured under the fair value option.
(2)	Included in Trading account profits (losses)—net and in Foreign exchange gains (losses)—net.
(3)	Included in Investment securities gains—net.
(4)	Included in Trading account profits (losses)—net.
(5)	All transfers out of Level 3 or into Level 3 were assumed to have occurred at the beginning of the first-half or the second-half of the fiscal year.
(6)	Transfers out of and transfers into Level 3 for corporate bonds were due principally to changes in the impact of unobservable creditworthiness inputs of the private placement bonds.

Quantitative Information about Level 3 Fair Value Measurements [Table Text Block]

At March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Foreign governments and official institutions bonds	¥5,290	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	41.4%
			Correlation between interest rates	37.5%~54.0%	51.6%
	29,649	Return on equity method	Probability of default	0.0%~0.9%	0.2%
			Recovery rate	60.0%~80.0%	72.0%
			Market-required return on capital	8.0%~10.0%	9.8%
Corporate bonds	11,018	Discounted cash flow	Probability of default	5.0%~13.4%	7.0%
			Recovery rate	17.4%~67.6%	51.6%
	171	Monte Carlo method	Correlation between interest rate and foreign exchange rate	25.9%~52.9%	42.8%
			Correlation between interest rates	45.9%~54.0%	52.7%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	150,588	Discounted cash flow	Probability of default	2.8%~5.3%	4.4%
			Recovery rate	60.0%~76.0%	64.8%
	560,800	Internal model(4)	Asset correlations	11.0%~15.0%	14.7%
			Discount factor	1.5%~7.3%	1.8%
			Prepayment rate	5.3%~25.9%	24.6%
			Probability of default	0.0%~83.7%	— (3)
			Recovery rate	49.0%~69.5%	68.5%
Other debt securities	37,812	Discounted cash flow	Liquidity premium	0.6%~0.8%	0.8%
	180,239	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	68.9%
			Market-required return on capital	8.0%~10.0%	10.0%

At March 31, 2015	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	27,962	Option model	Probability of default	0.0%~13.4%
			Correlation between interest rates	10.3%~99.0%
			Correlation between interest rate and foreign exchange rate	25.9%~52.9%
			Recovery rate	41.0%~46.0%
			Volatility	38.2%~63.0%
Foreign exchange contracts—net	8,405	Option model	Probability of default	0.1%~13.4%
			Correlation between interest rates	54.0%~80.7%
			Correlation between interest rate and foreign exchange rate	32.9%~58.4%
			Correlation between underlying assets	52.6%~73.2%
			Recovery rate	41.0%~46.0%
Equity contracts—net	5,976	Option model	Correlation between interest rate and equity	5.7%~59.6%
			Volatility	0.0%~70.0%
Credit derivative contracts—net	(3,198)	Option model	Recovery rate	37.2%~37.2%
			Correlation between underlying assets	6.4%~100.0%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range	Weighted Average(2)
	(in millions)
Assets
Trading securities and Investment securities:
Japanese prefectural and municipal bonds	¥2,467	Monte Carlo method	Correlation between interest rate and foreign exchange rate	31.1%~49.7%	40.4%
			Correlation between interest rates	51.1%	51.1%
Foreign governments and official institutions bonds	831	Monte Carlo method	Correlation between interest rate and foreign exchange rate	21.1%~49.7%	28.9%
			Correlation between interest rates	37.9%~51.1%	45.5%
	20,941	Return on equity method	Probability of default	0.1%~0.9%	0.3%
			Recovery rate	60.0%~70.0%	66.8%
			Market-required return on capital	8.0%~10.0%	9.0%
Corporate bonds	8,634	Discounted cash flow	Probability of default	4.7%~13.1%	5.3%
			Recovery rate	41.0%~74.1%	55.2%
Residential mortgage-backed securities, Commercial mortgage-backed securities and Asset-backed securities	144,897	Discounted cash flow	Probability of default	1.2%~5.3%	4.3%
			Recovery rate	60.0%~76.0%	65.1%
	617,350	Internal model(4)	Asset correlations	9.0%~13.0%	12.9%
			Discount factor	1.8%~4.3%	1.9%
			Prepayment rate	8.7%~20.9%	20.5%
			Probability of default	0.0%~82.1%	— (3)
			Recovery rate	51.3%~61.6%	61.4%
Other debt securities	35,944	Discounted cash flow	Liquidity premium	0.5%~0.6%	0.5%
	168,678	Return on equity method	Probability of default	0.0%~25.0%	0.5%
			Recovery rate	40.0%~90.0%	69.3%
			Market-required return on capital	8.0%~10.0%	9.9%

At March 31, 2016	Fair value(1)	Valuation technique	Significant unobservable inputs	Range
(in millions)
Trading derivatives—net:
Interest rate contracts—net	37,623	Option model	Probability of default	0.1%~13.1%
			Correlation between interest rates	5.3%~99.8%
			Correlation between interest rate and foreign exchange rate	21.1%~49.7%
			Recovery rate	41.0%~47.0%
			Volatility	85.4%~201.8%
Equity contracts—net	(10,139)	Option model	Correlation between interest rate and equity	33.3%~39.0%
			Correlation between foreign exchange rate and equity	6.0%
			Correlation between equities	27.4%~65.3%
			Volatility	0.0%~106.6%
	2,348	Discounted cash flow	Term of litigation	1 year

Notes:

(1)	The fair value as of March 31, 2015 and 2016 excludes the fair value of investments valued using vendor prices.
(2)	Weighted averages are calculated by weighing each input by the relative fair value of the respective financial instruments.
(3)	See “Probability of default” in “Sensitivity to and range of unobservable inputs”.
(4)	For further detail of Internal model, refer to the last paragraph of “Trading Account Assets and Liabilities—Trading Account Securities”.

Carrying Value of Assets Measured at Fair Value on Nonrecurring Basis by Level [Table Text Block]

	2015				2016
	Level 1	Level 2	Level 3	Total carrying value	Level 1	Level 2	Level 3	Total carrying value
	(in millions)
Assets
Investment securities(1)	¥—	¥—	¥2,489	¥2,489	¥—	¥—	¥48,022	¥48,022
Loans	6,452	8,830	268,977	284,259	13,900	8,779	323,176	345,855
Loans held for sale	—	50	2,179	2,229	—	—	10,361	10,361
Collateral dependent loans	6,452	8,780	266,798	282,030	13,900	8,779	312,815	335,494
Premises and equipment	—	—	6,072	6,072	—	—	11,658	11,658
Intangible assets	—	—	200	200	—	—	6,210	6,210
Goodwill	—	—	14,032	14,032	—	—	58,887	58,887
Other assets	—	—	9,783	9,783	—	—	8,274	8,274
Investments in equity method investees(1)	—	—	1,379	1,379	—	—	1,541	1,541
Other	—	—	8,404	8,404	—	—	6,733	6,733

Total	¥6,452	¥8,830	¥301,553	¥316,835	¥13,900	¥8,779	¥456,227	¥478,906

Note:

(1)	Includes investments valued at net asset value of ¥2,130 million and ¥1,541 million at March 31, 2015 and 2016, respectively. The unfunded commitments related to these investments are ¥868 million and ¥127 million at March 31, 2015 and 2016, respectively. These investments are in private equity funds.

Losses (Gains) Recorded as a Result of Changes in Fair Value Measured on a Nonrecurring Basis [Table Text Block]

	2015	2016
	(in millions)
Investment securities	¥1,324	¥14,146
Loans	63,698	82,720
Loans held for sale	6	363
Collateral dependent loans	63,692	82,357
Premises and equipment	6,055	7,191
Intangible assets	677	117,726
Goodwill	3,432	333,719
Other assets	1,629	1,199
Investments in equity method investees	102	681
Other	1,527	518

Total	¥76,815	¥556,701

Gains (Losses) Related to Instruments for which Fair Value Option was Elected [Table Text Block]

	2014			2015			2016
	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value	Trading account profits (losses)	Foreign exchange gains (losses)	Total changes in fair value
	(in millions)
Financial assets:
Trading account securities	¥(225,985)	¥2,017,311	¥1,791,326	¥689,420	¥966,636	¥1,656,056	¥(157,814)	¥(1,058,046)	¥(1,215,860)
Other assets	(531)	—	(531)	(564)	—	(564)	3	—	3

Total	¥(226,516)	¥2,017,311	¥1,790,795	¥688,856	¥966,636	¥1,655,492	¥(157,811)	¥(1,058,046)	¥(1,215,857)

Financial liabilities:
Other short-term borrowings(1)	¥4,064	¥—	¥4,064	¥5,515	¥—	¥5,515	¥3,422	¥—	¥3,422
Long-term debt(1)	87,877	—	87,877	(1,549)	—	(1,549)	10,443	—	10,443

Total	¥91,941	¥—	¥91,941	¥3,966	¥—	¥3,966	¥13,865	¥—	¥13,865

Note:

(1)	Change in value attributable to the instrument-specific credit-risk-related to those financial liabilities are not material.

Differences between Aggregate Fair Value and Aggregate Remaining Contractual Principal Balance Outstanding [Table Text Block]

	2015			2016
	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding	Remaining aggregate contractual amounts outstanding	Fair value	Fair value over (under) remaining aggregate contractual amounts outstanding
	(in millions)
Financial assets:
Other assets	¥1,000	¥1,007	¥7	¥—	¥—	¥—

Total	¥1,000	¥1,007	¥7	¥—	¥—	¥—

Financial liabilities:
Long-term debt	¥585,694	¥584,630	¥(1,064)	¥521,217	¥499,386	¥(21,831)

Total	¥585,694	¥584,630	¥(1,064)	¥521,217	¥499,386	¥(21,831)

Summary of Carrying Amounts and Estimated Fair Values of Financial Instruments Not Carried at Fair Value on Recurring Basis on Balance Sheets by Level [Table Text Block]

	Carrying amount	Estimated fair value
At March 31, 2015		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥3,353	¥3,353	¥3,353	¥—	¥—
Interest-earning deposits in other banks	37,365	37,365	—	37,365	—
Call loans and funds sold	660	660	—	660	—
Receivables under resale agreements	7,273	7,273	—	7,273	—
Receivables under securities borrowing transactions	4,660	4,660	—	4,660	—
Investment securities(1)(2)	4,285	4,369	1,145	1,034	2,190
Loans, net of allowance for credit losses(3)	117,210	118,720	6	290	118,424
Other financial assets(4)	5,272	5,272	—	5,272	—
Financial liabilities:
Deposits
Non-interest-bearing	¥23,446	¥23,446	¥—	¥23,446	¥—
Interest-bearing	148,543	148,574	—	148,574	—
Total deposits	171,989	172,020	—	172,020	—
Call money and funds purchased	3,669	3,669	—	3,669	—
Payables under repurchase agreements	20,728	20,728	—	20,728	—
Payables under securities lending transactions	8,205	8,205	—	8,205	—
Due to trust account	1,611	1,611	—	1,611	—
Other short-term borrowings	11,389	11,389	—	11,389	—
Long-term debt	19,394	19,672	—	19,672	—
Other financial liabilities	7,682	7,682	—	7,682	—

	Carrying amount	Estimated fair value
At March 31, 2016		Total	Level 1	Level 2	Level 3
	(in billions)
Financial assets:
Cash and due from banks	¥8,656	¥8,656	¥8,656	¥—	¥—
Interest-earning deposits in other banks	41,018	41,018	—	41,018	—
Call loans and funds sold	699	699	—	699	—
Receivables under resale agreements	7,447	7,447	—	7,447	—
Receivables under securities borrowing transactions	6,042	6,042	—	6,042	—
Investment securities(1)(2)	3,965	4,045	1,164	1,231	1,650
Loans, net of allowance for credit losses(3)	121,680	123,286	14	263	123,009
Other financial assets(4)	5,182	5,182	—	5,182	—
Financial liabilities:
Deposits
Non-interest-bearing	¥25,965	¥25,965	¥—	¥25,965	¥—
Interest-bearing	155,479	155,523	—	155,523	—
Total deposits	181,444	181,488	—	181,488	—
Call money and funds purchased	1,389	1,389	—	1,389	—
Payables under repurchase agreements	22,114	22,114	—	22,114	—
Payables under securities lending transactions	4,710	4,710	—	4,710	—
Due to trust account	6,338	6,338	—	6,338	—
Other short-term borrowings	9,248	9,248	—	9,248	—
Long-term debt	21,599	21,881	—	21,881	—
Other financial liabilities	6,411	6,411	—	6,411	—

Notes:

(1)	Includes impaired securities measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(2)	Excludes cost-method investments of ¥410 billion and ¥432 billion at March 31, 2015 and 2016, respectively, of which the MUFG Group did not estimate the fair value since it was not practical and no impairment indicators were identified. See Note 3 for the details of these cost-method investments.
(3)	Includes loans held for sale and collateral dependent loans measured at fair value on a nonrecurring basis. Refer to “Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis” for the details of the level classification.
(4)	Excludes investments in equity method investees of ¥2,049 billion and ¥1,918 billion at March 31, 2015 and 2016, respectively.